Underwriting, acquisition and insurance expenses - FY (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Underwriting, acquisition and insurance expenses [Abstract]
Direct commissions	$ 6,839	$ 6,558	$ 19,913	$ 18,606	$ 25,241	$ 21,617	$ 15,001
Ceding commissions	(6,473)	(11,616)	(17,099)	(32,513)	(42,081)	(34,689)	(19,738)
Other expenses	5,936	5,104	16,217	14,315	19,649	14,523	11,631
Total	6,302	46	19,031	408	2,809	1,451	6,894
Salaries, employee benefits and bonus expense	$ 5,100	$ 4,200	$ 13,900	$ 11,800	$ 15,500	$ 9,800	$ 7,900